Business Combination - Additional information (Parenthetical) (Detail) - SK Infosec Co., Ltd. [member] ₩ in Millions	Oct. 01, 2018 KRW (₩) shares
Disclosure of detailed information about business combination [line items]
Number of treasury shares transferred as consideration | shares	1,260,668
Fair value of total consideration transferred | ₩	₩ 335,338